Putnam Global Equity Fund Supplement	Mar. 16, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	February 28, 2017

  Putnam Global Equity Fund Prospectuses dated February 28, 2017 Class T shares of the fund are not currently available for purchase.